COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Operating costs	$ 675.5	$ 672.0
Royalties	59.2	48.6
Depreciation expense	256.7	275.1
Cost of sales	$ 991.4	$ 995.7